Average Annual Total Returns (Vanguard Wellesley Income Fund)	12 Months Ended
Sep. 30, 2012
Vanguard Wellesley Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.06%
Five Years	6.91%
Ten Years	7.19%
Inception Date	Jul. 01, 1970
Vanguard Wellesley Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.10%
Five Years	6.98%
Ten Years	7.29%
Inception Date	May 14, 2001
Return After Taxes on Distributions | Vanguard Wellesley Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.88%
Five Years	5.60%
Ten Years	5.80%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Wellesley Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.07%
Five Years	5.28%
Ten Years	5.54%
Wellesley Income Composite Index | Vanguard Wellesley Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.88%
Five Years	5.67%
Ten Years	6.91%
Wellesley Income Composite Index | Vanguard Wellesley Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.88%
Five Years	5.67%
Ten Years	6.91%
Barclays U.S. Credit A or Better Bond Index | Vanguard Wellesley Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.21%
Five Years	6.76%
Ten Years	5.55%
Barclays U.S. Credit A or Better Bond Index | Vanguard Wellesley Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.21%
Five Years	6.76%
Ten Years	5.55%